Class A Ordinary Shares Subject to Possible Redemption (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Summary of original issuance price per share and authorized and outstanding number of shares of convertible preferred stock

The following table summarizes Legacy Forge’s convertible preferred stock as of December 31, 2021 (in thousands, except for share data):

	As of December 31, 2021
		Number	Number	Carrying	Aggregate
	Original	of Shares	of Shares	Value Net of	Liquidation
Series Name	Issuance Price	Authorized	Outstanding	Issuance Costs	Preference
Series AA	$0.9867	3,482,030	3,482,030	$3,435	$3,435
Series B	$3.4132	20,660,715	20,660,715	70,045	70,519
Series B-1	$3.9760	49,809,148	42,133,496	150,553	167,523
Series B-2	$3.9760	2,515,083	412,623	1,640	1,640
Junior	$3.9760	10,348,216	7,225,285	20,383	28,728
Total		86,815,192	73,914,149	$246,056	$271,845

	As of December 31, 2021
	Original	Number of	Number of	Carrying	Aggregate
	Issuance	Shares	Shares	Value Net of	Liquidation
Series Name	Price	Authorized	Outstanding	Issuance Costs	Preference
Series AA	$3.0817	1,114,988	1,114,988	$3,435	$3,435
Series B	$10.6592	6,615,809	6,615,809	70,045	70,519
Series B-1	$12.4168	15,949,487	13,491,651	150,553	167,523
Series B-2	$12.4168	805,360	132,127	1,640	1,640
Junior	$12.4168	3,313,623	2,313,623	20,383	28,728
Total		27,799,267	23,668,198	$246,056	$271,845

	As of December 31, 2020
	Original	Number of	Number of	Carrying	Aggregate
	Issuance	Shares	Shares	Value Net of	Liquidation
Series Name	Price	Authorized	Outstanding	Issuance Costs	Preference
Series AA	$3.0817	1,114,988	1,114,988	$3,435	$3,435
Series B	$10.6592	6,615,809	6,615,809	70,045	70,519
Series B-1	$12.4168	10,435,129	5,672,925	62,985	70,440
Junior	$12.4168	4,354,089	2,313,623	20,383	28,728
Total		22,520,015	15,717,345	$156,848	$173,122

Motive Capital Corp [Member]
Summary of original issuance price per share and authorized and outstanding number of shares of convertible preferred stock

Gross Proceeds	$414,000,000
Less:
Proceeds allocated to Public Warrants	(19,458,000)
Class A ordinary shares issuance costs	(22,524,192)
Plus:
Accretion of carrying value to redemption value	41,982,192
Class A ordinary shares subject to possible redemption	$414,000,000